Stock-based compensation	12 Months Ended
Dec. 31, 2022
Equity [Abstract]
Stock-based compensation

Note 33.      Stock-based compensation

Employee stock option plans

The Stock Option Plan (“ESOP 1”) was approved on December 31, 2007 by the stockholders of WISeKey SA, representing 2,632,500 options convertible into WISeKey SA shares with an exercise price of CHF 0.01 per share.

The Stock Option Plan (“ESOP 2”) was approved on December 31, 2011 by the stockholders of WISeKey SA, representing 16,698,300 options convertible into WISeKey SA shares with an exercise price of CHF 0.01 per share.

At March 22, 2016 as part of the reverse acquisition transaction, both ESOP plans in existence in WISeKey SA were transferred to WISeKey International Holding Ltd at the same terms, with the share exchange term of 5:1 into WIHN Class B Shares.

Grants

In the 12 months to December 31, 2020, the Group granted a total of 467,617 options exercisable in WIHN Class B Shares. Each option is exercisable into one WIHN Class B Share.

The options granted consisted of:

-	279,017 options with immediate vesting granted to employees and Board members, none of which had been exercised as of December 31, 2020;

-	5,381 options with immediate vesting granted to employees and Board members, all of which had been exercised as of December 31, 2020;

-	16,667 options vesting on November 10, 2021 granted to employees;

-	16,666 options vesting on November 10, 2022 granted to employees;

-	33,334 options vesting on June 30, 2021 granted to employees;

-	33,333 options vesting on June 30, 2022 granted to employees;

-	33,333 options vesting on June 30, 2023 granted to employees;

-	16,323 options with immediate vesting granted in exchange for WISeKey SA shares, all of which had been exercised as of December 31, 2020; and

-	33,563 options with immediate vesting granted to external advisors and which had not been exercised as of December 31, 2020.

The options granted were valued at grant date using the Black-Scholes model.

In the 12 months to December 31, 2021, the Group granted a total of 2,029,821 options exercisable in WIHN Class B Shares. Each option is exercisable into one WIHN Class B Share.

The options exercisable in WIHN Class B Shares granted consisted of:

-	1,883,544 options with immediate vesting granted to employees and Board members, none of which had been exercised as of December 31, 2021;

-	16,714 options with immediate vesting granted to employees and Board members, all of which had been exercised as of December 31, 2021;

-	33,000 options vesting on May 1, 2022 granted to employees;

-	33,000 options vesting on May 1, 2023 granted to employees;

-	34,000 options vesting on May 1, 2024 granted to employees;

-	23,042 options with immediate vesting granted to external advisors and which had not been exercised as of December 31, 2021;

-	6,521 options with immediate vesting granted to external advisors, all of which had been exercised as of December 31, 2021.

In the 12 months to December 31, 2021, the Group also granted a total of 9,818,000 options exercisable in WIHN Class A Shares with immediate vesting to employees and Board members, none of which had been exercised as of December 31, 2021. Each option is exercisable into one Class A Share.

In the 12 months to December 31, 2022, the Group granted a total of 4,054,980 options exercisable in WIHN Class B Shares. Each option is exercisable into one WIHN Class B Share.

The options granted consisted of:

-	3,864,188 options with immediate vesting granted to employees and Board members, none of which had been exercised as of December 31, 2022;

-	164,271 options with immediate vesting granted to Board members, all of which had been exercised as of December 31, 2022;

-	6,600 options vesting on July 1, 2023 granted to employees;

-	6,600 options vesting on July 1, 2024 granted to employees;

-	6,800 options vesting on July 1, 2025 granted to employees;

-	6,521 options with immediate vesting granted to external advisors and which had not been exercised as of December 31, 2022;

The options granted were valued at grant date using the Black-Scholes model.

There was no grant of options on WIHN Class A Shares in the year ended December 31, 2022.

Stock option charge to the income statement

The Group calculates the fair value of options granted by applying the Black-Scholes option pricing model, using the market price of a WIHN Class B Share. Expected volatility is based on historical volatility of WIHN Class B Shares.

In the year ended December 31, 2022, a total charge of USD 744,431 was recognized in the consolidated income statement calculated by applying the Black-Scholes model at grant, in relation to options:

-	USD 743,740 for options granted to employees and Board members; and

-	USD 691 for options granted to nonemployees.

The following assumptions were used to calculate the compensation expense and the calculated fair value of stock options granted:

Assumption	December 31, 2022	December 31, 2021	December 31, 2020
Dividend yield	None	None	None
Risk-free interest rate used (average)	1.00%	1.00%	1.00%
Expected market price volatility	69.58 - 87.74%	61.33 - 99.64%	37.61% - 65.38%
Average remaining expected life of stock options on WIHN Class B Shares (years)	4.25	4.31	3.43
Average remaining expected life of stock options on WIHN Class A Shares (years)	2.40	3.40	n/a

Unvested options to employees as at December 31, 2022 were recognized prorata temporis over the service period (grant date to vesting date).

The following table illustrates the development of the Group’s non-vested options for the years ended December 31, 2022 and 2021.

	Options on WIHN Class B Shares		Options on WIHN Class A Shares
Non-vested options	Number of shares under options	Weighted-average grant date fair value (USD)	Number of shares under options	Weighted-average grant date fair value (USD)
Non-vested options as at December 31, 2020	133,333	1.20	—	—
Granted	2,029,821	0.95	9,818,000	0.19
Vested	(1,946,488)	0.98	(9,818,000)	0.19
Non-vested forfeited or cancelled	(100,000)	1.05	-	-
Non-vested options as at December 31, 2021	116,666	1.28	—	0.19
Granted	4,054,980	0.17	-	-
Vested	(4,084,646)	0.18	-	-
Non-vested forfeited or cancelled	-	-	-	-
Non-vested options as at December 31, 2022	87,000	0.75	-	-

As at December 31, 2022, there was a USD 30,226 unrecognized compensation expense related to non-vested stock option-based compensation arrangements. Non-vested stock options outstanding as at December 31, 2022 were accounted for using the graded-vesting method, as permitted under ASC 718-10-35-8, and we therefore recognized compensation costs calculated using the Black-Scholes model and the market price of WIHN Class B Shares at grant date, over the requisite service period.

The following tables summarize the Group’s stock option activity for the years ended December 31, 2022 and 2021.

Options on WIHN Class B Shares	WIHN Class B Shares under options	Weighted- average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as at December 31, 2020	2,096,330	1.48	4.44	554,377
Of which vested	1,962,997	1.57	4.31	329,716
Of which non-vested	133,333	-	-	-
Granted	2,029,821	0.15	-	-
Exercised or converted	(78,944)	0.05	-	61,125
Forfeited or cancelled	(112,000)	0.05	-	-
Expired	(123,563)	4.79	-	-
Outstanding as at December 31, 2021	3,811,644	0.71	5.28	2,468,898
Of which vested	3,694,978	0.69	5.25	2,455,994
Of which non-vested	116,666	-	-	-
Granted	4,054,980	0.05	-	-
Exercised or converted	(312,828)	0.05	-	39,661
Forfeited or cancelled	-	-	-	-
Expired	(522,042)	4.36	-	-
Outstanding as at December 31, 2022	7,031,754	0.06	6.10	887,345
Of which vested	6,944,754	0.06	6.11	878,378
Of which non-vested	87,000	-	-	-

Options on WIHN Class A Shares	WIHN Class A Shares under options	Weighted- average exercise price (USD)	Weighted average remaining contractual term (in years)	Aggregate intrinsic value (USD)
Outstanding as at December 31, 2020	—	—	—	—
Granted	9,818,000	0.01	-	-
Outstanding as at December 31, 2021	9,818,000	0.01	6.90	1,520,393
Of which vested	9,818,000	0.01	6.90	1,520,393
Granted	-	-	-	-
Outstanding as at December 31, 2022	9,818,000	0.01	5.90	248,950
Of which vested	9,818,000	0.01	5.90	248,950

Summary of stock-based compensation expenses

Stock-based compensation expenses from continuing operations	12 months ended December 31,
USD’000	2022	2021	2020
In relation to Employee Stock Option Plans (ESOP)	743	3,761	363
In relation to non-ESOP Option Agreements	1	22	30
Total	744	3,783	393

Stock-based compensation expenses are recorded under the following expense categories in the income statement.

Stock-based compensation expenses from continuing operations	12 months ended December 31,
USD’000	2022	2021	2020
Research & development expenses	177	485	6
Selling & marketing expenses	280	820	209
General & administrative expenses	287	2,478	178
Total	744	3,783	393